Financial instruments-Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Disclosure of Foreign Currency	The remaining portion is are denominated in foreign currencies, as detailed below:

	2025	2024	2023
	%	%	%
U.S. dollars	67.5%	65.0%	64.3%
Foreign currencies -
Brazilian real	8.6%	9.9%	7.7%
Colombian peso	8.8%	8.1%	10.0%
Mexican peso	3.5%	3.9%	3.5%
Chilean peso	3.0%	3.2%	3.1%
Canadian dollar	1.8%	1.8%	1.2%
Argentinian peso	0.5%	1.6%	5.1%
Other currencies	6.3%	6.5%	5.1%
	100.0%	100.0%	100.0%

Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2025	2024
Assets
Cash and cash equivalents	$46,423	$12,213
Accounts receivable, net	101,623	72,842
Other assets	4,615	17,035
Total assets	$152,661	$102,090
Liabilities
Accounts payable	55,295	23,234
Taxes payable	71,855	60,285
Other liabilities	7,474	12,375
Total liabilities	$134,624	$95,894
Net position	$18,037	$6,196

Summary of Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 was as follows:

	2025	2024
Balance at beginning of year	$(1,103)	$(2,258)
(Additions) / Reversal	318	1,155
Balance at end of year	$(785)	$(1,103)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2025
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.1%	0.1%	1.6%	0.5%	61.3%
Gross carrying amount	$199,592	$141,266	$19,074	$13,713	$23,076	$2,463
Expected credit loss	$1,950	$72	$28	$216	$125	$1,509

	2024
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	9.3%	7.4%	11.2%	63.8%
Gross carrying amount	$172,049	$163,053	$2,978	$1,494	$547	$3,977
Expected credit loss	$3,059	$71	$278	$111	$61	$2,538

Summary of Financial Liabilities According to Maturity Date	The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.
December 31, 2025

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,980,441	$2,274,675	$235,397	$972,624	$1,066,654
Lease liability	14	324,515	371,740	80,303	251,546	39,891
Account payable	19	164,320	164,320	164,320	—	—
Account payable to related parties	19	1,333	1,333	1,333	—	—
		$2,470,609	$2,812,068	$481,353	$1,224,170	$1,106,545
December 31, 2024

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,670,807	$1,872,779	$302,202	$835,630	$734,947
Lease liability	14	329,697	383,417	73,739	247,913	61,765
Account payable	19	229,104	229,104	229,104	—	—
Account payable to related parties	19	1,624	1,624	1,624	—	—
		$2,231,232	$2,486,924	$606,669	$1,083,543	$796,712

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities
Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

		Carrying amount		Fair Value
	Note	2025	2024	2025	2024
Financial assets
Long-term investments	9	$248,579	$248,936	250,307	$250,008
Financial liabilities
Loans and borrowings	18	$1,980,441	$1,670,807	2,053,384	$1,710,529

Summary of Company's financial instruments measured at fair value
The following chart summarizes the Company’s financial instruments measured at fair value, classified according to the valuation method:

	Fair value measurement as of reporting date
	2025	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	$69,527	$69,527	$—	$—
Derivatives that do not qualify for hedge accounting-
Foreign currency forward	209	209	—	—
Total assets	$69,736	$69,736	$—	$—

The fair value of derivatives that do not qualify for hedge accounting is the present value of future cash flows based on forward exchange rates at the reporting date.

	Fair value measurement as of reporting date
	2024	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	$107,757	$107,757	$—	$—
Derivatives that do not qualify for hedge accounting-
Foreign currency forward	1,410	1,410	$—	$—
Total assets	$109,167	$109,167	$—	$—
Liabilities
Derivatives that do not qualify for hedge accounting-
Foreign currency forward	$51	$51	$—	$—
Total liabilities	$51	$51	$—	$—